Share Capital - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		10 Months Ended
	Jun. 30, 2014	May 31, 2014	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased and retired (in shares)			2,496
Preferred stock, shares outstanding (in shares)			2,297,504		2,300,000
Stock repurchase program, number of shares authorized to be repurchased (in shares)				100,000
Future redeemable securities			$ 58,242
Series D Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased and retired (in shares)			4,950
Preferred stock, shares outstanding (in shares)			3,195,050		3,200,000
Stock repurchase program, number of shares authorized to be repurchased (in shares)				100,000
Future redeemable securities			$ 80,995
Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in USD per share)			$ 25.00
May 2014 Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement		$ 55,504
Underwriting discount		1,744
Offering expenses		$ 252
May 2014 Public Offering | Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)		2,300,000
Share price (in USD per share)		$ 25.00
Preferred stock, dividend rate		8.00%
Dividends in arrears (in USD per share)		$ 2.00
Redemption price (in USD per share)		$ 25.00
June 2014 Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement	$ 77,420
Underwriting discount	2,369
Offering expenses	$ 211
June 2014 Public Offering | Series D Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)	3,200,000
Share price (in USD per share)	$ 25.00
Preferred stock, dividend rate	8.00%
Dividends in arrears (in USD per share)	$ 2.00
Redemption price (in USD per share)	$ 25.00